Intangible Assets - Schedule of Table Presents Future Amortization (Details)	Apr. 30, 2025 USD ($)
Schedule of Table Presents Future Amortization [Abstract]
2026	$ 344
2027	344
2028	344
2029	344
Thereafter	4,412
Totals	$ 5,788